Thrivent Variable Life Account I

Supplement to Prospectus dated April 29. 2005

1.    The table on page 42 of the prospectus (under "Charges and Deductions") is revised to read as follows:

-----------------------------------------------------------------------------
                            Current M&E Charge     Maximum M&E Charge
                                          For Contract Years:
-----------------------------------------------------------------------------
Subaccount                           More than                More than
Accumulated Value           0 to 10  10 years      0 to 10    10 years
-----------------------------------------------------------------------------
*  0 up to $25,000          0.95%     0.60%         1.10%      0.90%
-----------------------------------------------------------------------------
(monthly)                  (0.07882) (0.04986)     (0.09121)  (0.07469)
-----------------------------------------------------------------------------
*  Next $75,000             0.75      0.40          1.00       0.80
-----------------------------------------------------------------------------
(monthly)                  (0.06229) (0.03327)     (0.08295)  (0.06642)
-----------------------------------------------------------------------------
*  $100,000 and above       0.55      0.20          0.90       0.70
-----------------------------------------------------------------------------
(monthly)                  (0.04572) (0.01665)     (0.07469)  (0.05815)
-----------------------------------------------------------------------------

Example:
Jane Lutheran has a four-year old Contract with an Accumulated Value of $200,000 on the day the monthly deductions are taken. She has $32,000 in the Fixed Account and the remainder in four different Subaccounts of $42,000 each. The Mortality and Expense charge applies only to the Subaccounts, so the amount on which the charge is based is $168,000 (4 x $42,000). The charge will be broken down as follows:

Total Subaccount
Accumulated Value to         Monthly Percent        Monthly Mortality and
include                      Charge                 Expense Charge
$25,000                      0.07882%               $19.71
$75,000                      0.06229%               $46.72
$68,000                      0.04572%               $31.09

$168,000                     Total                  $97.52

The $97.52 is the monthly charge and will be taken from the Subaccounts according to their weighting as compared with the overall Subaccount value. In this case, since all four Subaccounts have the same value, 25% of the charge is $24.38 and will be taken from each Subaccount.

2.    The section of the prospectus titled "Hypothetical Illustration" (pages 48 through 55) is deleted and replaced with the following new section.

HYPOTHETICAL ILLUSTRATIONS

The following tables illustrate how the death benefits, Accumulated Values, and Cash Surrender Values of a hypothetical Contract could vary over an extended period. They are "hypothetical" because they are based upon several assumptions about investment returns and Contract Owner characteristics. The illustrations assume hypothetical rates of return equivalent to constant gross annual rates of 0%, 6%, and 10%.

All of the Contracts illustrated include the following:

  Male;

  Preferred Class

  Non-tobacco;

  Age 40; and

  $150,000 Face Amount.

The six illustrations vary correspondingly as follows:

                 Type of Death                    Gross Annual
                 Benefit                          Rate of Return
1                Level                                  0%
2                Variable                               0%
3                Level                                  6%
4                Variable                               6%
5                Level                                  10%
6                Variable                               10%

The values would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, or 10% over a period of years, but also fluctuated above or below those averages during these Contract Years. The illustrations assume no Contract loans or partial surrenders have been taken. The amounts would differ if unisex rates were used.

Gross and net returns are shown at the top of each column. The gross return represents the combined effect of investment income and realized and unrealized capital gains and losses of the Portfolios before any reduction is made for Contract, management fees and other expenses. The net return reflects the average total annual Portfolio expenses (before any applicable waivers and reimbursements) of 0.67%. Assuming current charges, gross returns of 0%, 6% and 10% are equivalent to net returns of -0.67%, 5.33% and 9.33% respectively.

All premiums are illustrated as if they were made at the beginning of the year.

The tables illustrate the cost of insurance and other charges at both current rates and the maximum rates guaranteed in the Contract. The amounts shown at the end of each Contract Year reflect a daily management fee and other expenses equivalent to an annual rate of 0.67% of the aggregate average daily net assets of the Portfolios. This hypothetical rate is representative of the average management fee plus other expenses applicable to the Portfolios in which the Subaccounts invest. This rate assumes that the Accumulated Value is allocated equally among the Subaccounts and is based on the expenses for the most recent fiscal year for existing Portfolios and anticipated expenses for new portfolios. Expenses may vary by Portfolio and are subject to agreements by the sponsor to waive or otherwise reimburse certain Portfolios for operating expenses that exceed certain limits. There can be no assurance that such expense reimbursement arrangements will continue in the future. The rate used in the illustrations reflects Portfolio expenses prior to any such waivers and reimbursements. Values illustrated would be higher if these reimbursements had been taken into account. The actual charge under a Contract for Portfolio expenses will depend on the actual allocation of the Accumulated Value.

The illustrations also assume the deduction of administrative, sales and mortality and expense risk charges. The illustrations reflect the fact that we do not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher gross rate of return than the rates shown to produce the death benefits, Accumulated Values and Cash Surrender Values shown.

The following table outlines the current and maximum annual mortality and expense risk charge that is assessed based on the Accumulated Value of all of the Subaccounts on the date the charge is deducted. No mortality and risk expense charges are deducted from the Fixed Account.

-----------------------------------------------------------------------------
                         Current M&E Charge        Maximum M&E Charge
                                         For Contract Years:
-----------------------------------------------------------------------------
Subaccount                           More than                 More than
Accumulated Value        0 to 10     10 years      0 to 10     10 years
-----------------------------------------------------------------------------
* 0 up to $25,000        0.95%       0.60%         1.10%       0.90%
-----------------------------------------------------------------------------
(monthly)               (0.07882)   (0.04986)     (0.09121)   (0.07469)
-----------------------------------------------------------------------------
* Next $75,000           0.75        0.40          1.00        0.80
-----------------------------------------------------------------------------
(monthly)               (0.06229)   (0.03327)     (0.08295)   (0.06642)
-----------------------------------------------------------------------------
* $100,000 and above     0.55        0.20          0.90        0.70
-----------------------------------------------------------------------------
(monthly)               (0.04572)   (0.01665)     (0.07469)   (0.05815)
-----------------------------------------------------------------------------

If you request, we will furnish a free personalized illustration reflecting the proposed Insured's age, gender, risk class, Face Amount, Death Benefit Option, and premium amount you have requested. Because these and other assumptions will differ, the values shown in the personalized illustrations can differ substantially from those shown in the following tables. Therefore, you should carefully review the information that accompanies any personalized illustration. That information will disclose all assumptions on which the personalized illustration is based.

If you are considering the purchase of a variable life insurance Contract from another insurance company, you should not rely upon these tables for comparison purposes. We will furnish, upon request, a comparable illustration based on the proposed Insured Issue Age, risk class, gender, Face Amount, Death Benefit Option and premium amount requested.

FLEXIBLE PREMIUM VARIABLE LIFE
Hypothetical Illustration
Based on 0% Rate of Return

                                    Issue Age:        40
                                   Risk Class:        Preferred Non-tobacco
                         Death Benefit Option:        Option 1 (Level)
                                  Face Amount:        $150,000
                                          Sex:        Male
                              Annual Premiums:        $2,000

------------------------------------------------------------------------------------------------------
                         0% (-0.67% net)                       0% (-0.67% net)
                         Hypothetical Rate of Return           Hypothetical Rate of Return
                         & Maximum Charges                     & Current Charges
------------------------------------------------------------------------------------------------------
End of                                      Accumu-    Cash                      Accumu-      Cash
Contract                 Premium  Death     lated      Surr    Premium  Death    lated        Surr
Year       Age           Outlay   Benefit   Value      Value   Outlay   Benefit  Value        Value
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
1           41           $2,000   $150,000  $1,425     $0      $2,000   $150,000 $1,427       $0
------------------------------------------------------------------------------------------------------
2           42           $2,000   $150,000  $2,793     $585    $2,000   $150,000 $2,813       $605
------------------------------------------------------------------------------------------------------
3           43           $2,000   $150,000  $4,124     $1,916  $2,000   $150,000 $4,159       $1,951
------------------------------------------------------------------------------------------------------
4           44           $2,000   $150,000  $5,401     $3,193  $2,000   $150,000 $5,469       $3,261
------------------------------------------------------------------------------------------------------
5           45           $2,000   $150,000  $6,625     $4,417  $2,000   $150,000 $6,749       $4,541
------------------------------------------------------------------------------------------------------
6           46           $2,000   $150,000  $7,797     $5,958  $2,000   $150,000 $8,000       $6,161
------------------------------------------------------------------------------------------------------
7           47           $2,000   $150,000  $8,903     $7,431  $2,000   $150,000 $9,225       $7,754
------------------------------------------------------------------------------------------------------
8           48           $2,000   $150,000  $9,960     $8,856  $2,000   $150,000 $10,426      $9,322
------------------------------------------------------------------------------------------------------
9           49           $2,000   $150,000  $10,953    $10,217 $2,000   $150,000 $11,604      $10,867
------------------------------------------------------------------------------------------------------
10          50           $2,000   $150,000  $11,884    $11,517 $2,000   $150,000 $12,757      $12,390
------------------------------------------------------------------------------------------------------
15          55           $2,000   $150,000  $15,529    $15,529 $2,000   $150,000 $18,438      $18,438
------------------------------------------------------------------------------------------------------
20          60           $2,000   $150,000  $16,532    $16,532 $2,000   $150,000 $24,134      $24,134
------------------------------------------------------------------------------------------------------
25          65           $2,000   $150,000  $13,265    $13,265 $2,000   $150,000 $28,327      $28,327
------------------------------------------------------------------------------------------------------
30          70           $2,000   $150,000  $2,290     $2,290  $2,000   $150,000 $30,157      $30,157
------------------------------------------------------------------------------------------------------
60          100          $0       $0        $0         $0      $0       $0       $0           $0
------------------------------------------------------------------------------------------------------

Values would be different from those shown above even if the actual gross annual rates of return averaged the assumed rate of return shown over a period of years but varied above or below that average during the period. The above values assume no loans or withdrawals are taken.

The hypothetical gross rates of return shown are illustrative only and should not be deemed as a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment experience of the Variable Account, and the allocations made to the Variable Account. We make no representations that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. This is an illustration. An illustration is not intended to predict actual performance. Rates of return and values set forth in the illustration are not guaranteed.

FLEXIBLE PREMIUM VARIABLE LIFE
Hypothetical Illustration
Based on 0% Rate of Return

                                    Issue Age:        40
                                   Risk Class:        Preferred Non-tobacco
                         Death Benefit Option:        Option 2 (Variable)
                                  Face Amount:        $150,000
                                          Sex:        Male
                              Annual Premiums:        $2,000

----------------------------------------------------------------------------------------------------
                       0% (-0.67% net)                       0% (-0.67% net)
                       Hypothetical Rate of Return           Hypothetical Rate of Return
                       & Maximum Charges                     & Current Charges
----------------------------------------------------------------------------------------------------
End of                                    Accumu-    Cash                        Accumu-      Cash
Contract               Premium  Death     lated      Surr    Premium    Death    lated        Surr
Year            Age    Outlay   Benefit   Value      Value   Outlay     Benefit  Value        Value
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
1                 41   $2,000    $151,421  $1,421     $0      $2,000    $151,423 $1,423      $0
----------------------------------------------------------------------------------------------------
2                 42   $2,000    $152,782  $2,782     $574    $2,000    $152,802 $2,802      $594
----------------------------------------------------------------------------------------------------
3                 43   $2,000    $154,101  $4,101     $1,893  $2,000    $154,137 $4,137      $1,929
----------------------------------------------------------------------------------------------------
4                 44   $2,000    $155,362  $5,362     $3,154  $2,000    $155,432 $5,432      $3,224
----------------------------------------------------------------------------------------------------
5                 45   $2,000    $156,565  $6,565     $4,357  $2,000    $156,693 $6,693      $4,485
----------------------------------------------------------------------------------------------------
6                 46   $2,000    $157,712  $7,712     $5,873  $2,000    $157,921 $7,921      $6,082
----------------------------------------------------------------------------------------------------
7                 47   $2,000    $158,784  $8,784     $7,313  $2,000    $159,120 $9,120      $7,648
----------------------------------------------------------------------------------------------------
8                 48   $2,000    $159,803  $9,803     $8,699  $2,000    $160,290 $10,290     $9,186
----------------------------------------------------------------------------------------------------
9                 49   $2,000    $160,750  $10,750    $10,014 $2,000    $161,434 $11,434     $10,697
----------------------------------------------------------------------------------------------------
10                50   $2,000    $161,628  $11,628    $11,260 $2,000    $162,549 $12,549     $12,182
----------------------------------------------------------------------------------------------------
15                55   $2,000    $164,846  $14,846    $14,846 $2,000    $167,972 $17,972     $17,972
----------------------------------------------------------------------------------------------------
20                60   $2,000    $165,067  $15,067    $15,067 $2,000    $173,380 $23,380     $23,380
----------------------------------------------------------------------------------------------------
25                65   $2,000    $160,628  $10,628    $10,628 $2,000    $176,940 $26,940     $26,940
----------------------------------------------------------------------------------------------------
30                70   $0        $0        $0         $0      $2,000    $177,531 $27,531     $27,531
----------------------------------------------------------------------------------------------------
60                100  $0        $0        $0         $0      $0        $0       $0          $0
----------------------------------------------------------------------------------------------------

Values would be different from those shown above even if the actual gross annual rates of return averaged the assumed rate of return shown over a period of years but varied above or below that average during the period. The above values assume no loans or withdrawals are taken.

The hypothetical gross rates of return shown are illustrative only and should not be deemed as a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment experience of the Variable Account, and the allocations made to the Variable Account. We make no representations that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. This is an illustration. An illustration is not intended to predict actual performance. Rates of return and values set forth in the illustration are not guaranteed.

FLEXIBLE PREMIUM VARIABLE LIFE
Hypothetical Illustration
Based on 6% Rate of Return

                                   Issue Age:         40
                                  Risk Class:         Preferred Non-tobacco
                        Death Benefit Option:         Option 1 (Level)
                                 Face Amount:         $150,000
                                         Sex:         Male
                             Annual Premiums:         $2,000

------------------------------------------------------------------------------------------------------
                             6% (5.33% net)                      6% (5.33% net)
                             Hypothetical Rate of Return         Hypothetical Rate of Return
                             & Maximum Charges                   & Current Charges
------------------------------------------------------------------------------------------------------
End of                                          Accumu-  Cash                      Accumu-  Cash
Contract                     Premium   Death    lated    Surr    Premium  Death    lated    Surr
Year            Age          Outlay    Benefit  Value    Value   Outlay   Benefit  Value    Value
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
1                41          $2,000    $150,000 $1,523   $0      $2,000   $150,000 $1,526   $0
------------------------------------------------------------------------------------------------------
2                42          $2,000    $150,000 $3,079   $871    $2,000   $150,000 $3,100   $892
------------------------------------------------------------------------------------------------------
3                43          $2,000    $150,000 $4,685   $2,477  $2,000   $150,000 $4,724   $2,516
------------------------------------------------------------------------------------------------------
4                44          $2,000    $150,000 $6,328   $4,120  $2,000   $150,000 $6,405   $4,197
------------------------------------------------------------------------------------------------------
5                45          $2,000    $150,000 $8,010   $5,802  $2,000   $150,000 $8,151   $5,943
------------------------------------------------------------------------------------------------------
6                46          $2,000    $150,000 $9,734   $7,895  $2,000   $150,000 $9,964   $8,125
------------------------------------------------------------------------------------------------------
7                47          $2,000    $150,000 $11,484  $10,013 $2,000   $150,000 $11,854  $10,382
------------------------------------------------------------------------------------------------------
8                48          $2,000    $150,000 $13,281  $12,177 $2,000   $150,000 $13,822  $12,718
------------------------------------------------------------------------------------------------------
9                49          $2,000    $150,000 $15,111  $14,374 $2,000   $150,000 $15,874  $15,138
------------------------------------------------------------------------------------------------------
10               50          $2,000    $150,000 $16,977  $16,609 $2,000   $150,000 $18,014  $17,646
------------------------------------------------------------------------------------------------------
15               55          $2,000    $150,000 $26,941  $26,941 $2,000   $150,000 $30,653  $30,653
------------------------------------------------------------------------------------------------------
20               60          $2,000    $150,000 $37,217  $37,217 $2,000   $150,000 $47,264  $47,264
------------------------------------------------------------------------------------------------------
25               65          $2,000    $150,000 $46,783  $46,783 $2,000   $150,000 $67,615  $67,615
------------------------------------------------------------------------------------------------------
30               70          $2,000    $150,000 $53,496  $53,496 $2,000   $150,000 $92,640  $92,640
------------------------------------------------------------------------------------------------------
60               100         $0        $0       $0       $0      $2,000   $480,765 $480,765 $480,765
------------------------------------------------------------------------------------------------------

Values would be different from those shown above even if the actual gross annual rates of return averaged the assumed rate of return shown over a period of years but varied above or below that average during the period. The above values assume no loans or withdrawals are taken.

The hypothetical gross rates of return shown are illustrative only and should not be deemed as a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment experience of the Variable Account, and the allocations made to the Variable Account. We make no representations that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. This is an illustration. An illustration is not intended to predict actual performance. Rates of return and values set forth in the illustration are not guaranteed.

FLEXIBLE PREMIUM VARIABLE LIFE
Hypothetical Illustration
Based on 6% Rate of Return

                                   Issue Age:         40
                                  Risk Class:         Preferred Non-tobacco
                        Death Benefit Option:         Option 2
                                                      (Variable)
                                 Face Amount:         $150,000
                                         Sex:         Male
                             Annual Premiums:         $2,000

------------------------------------------------------------------------------------------------------
                            6% (5.33% net)                      6% (5.33% net)
                            Hypothetical Rate of Return         Hypothetical Rate of Return
                            & Maximum Charges                   & Current Charges
------------------------------------------------------------------------------------------------------
End of                                         Accumu-  Cash                        Accumu-  Cash
Contract                    Premium  Death     lated    Surr    Premium   Death     lated    Surr
Year                  Age   Outlay   Benefit   Value    Value   Outlay    Benefit   Value    Value
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
1                      41   $2,000   $151,519  $1,519   $0      $2,000    $151,522  $1,522   $0
------------------------------------------------------------------------------------------------------
2                      42   $2,000   $153,066  $3,066   $858    $2,000    $153,088  $3,088   $880
------------------------------------------------------------------------------------------------------
3                      43   $2,000   $154,659  $4,659   $2,451  $2,000    $154,698  $4,698   $2,490
------------------------------------------------------------------------------------------------------
4                      44   $2,000   $156,282  $6,282   $4,074  $2,000    $156,360  $6,360   $4,152
------------------------------------------------------------------------------------------------------
5                      45   $2,000   $157,936  $7,936   $5,728  $2,000    $158,080  $8,080   $5,872
------------------------------------------------------------------------------------------------------
6                      46   $2,000   $159,623  $9,623   $7,784  $2,000    $159,862  $9,862   $8,023
------------------------------------------------------------------------------------------------------
7                      47   $2,000   $161,325  $11,325  $9,853  $2,000    $161,711  $11,711  $10,239
------------------------------------------------------------------------------------------------------
8                      48   $2,000   $163,061  $13,061  $11,957 $2,000    $163,631  $13,631  $12,527
------------------------------------------------------------------------------------------------------
9                      49   $2,000   $164,815  $14,815  $14,079 $2,000    $165,626  $15,626  $14,889
------------------------------------------------------------------------------------------------------
10                     50   $2,000   $166,587  $16,587  $16,220 $2,000    $167,697  $17,697  $17,330
------------------------------------------------------------------------------------------------------
15                     55   $2,000   $175,670  $25,670  $25,670 $2,000    $179,784  $29,784  $29,784
------------------------------------------------------------------------------------------------------
20                     60   $2,000   $183,796  $33,796  $33,796 $2,000    $195,512  $45,512  $45,512
------------------------------------------------------------------------------------------------------
25                     65   $2,000   $188,583  $38,583  $38,583 $2,000    $213,754  $63,754  $63,754
------------------------------------------------------------------------------------------------------
30                     70   $2,000   $185,463  $35,463  $35,463 $2,000    $233,735  $83,735  $83,735
------------------------------------------------------------------------------------------------------
60                     100  $0       $0        $0       $0      $0        $0        $0       $0
------------------------------------------------------------------------------------------------------

Values would be different from those shown above even if the actual gross annual rates of return averaged the assumed rate of return shown over a period of years but varied above or below that average during the period. The above values assume no loans or withdrawals are taken.

The hypothetical gross rates of return shown are illustrative only and should not be deemed as a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment experience of the Variable Account, and the allocations made to the Variable Account. We make no representations that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. This is an illustration. An illustration is not intended to predict actual performance. Rates of return and values set forth in the illustration are not guaranteed.

FLEXIBLE PREMIUM VARIABLE LIFE
Hypothetical Illustration
Based on 10% Rate of Return

                                    Issue Age:         40
                                   Risk Class:         Preferred Non-tobacco
                         Death Benefit Option:         Option 1 (Level)
                                  Face Amount:         $150,000
                                          Sex:         Male
                              Annual Premiums:         $2,000

--------------------------------------------------------------------------------------------------------
               10% (9.33% net)                            10% (9.33% net)
               Hypothetical Rate of Return                Hypothetical Rate of Return
               & Maximum Charges                          & Current Charges
--------------------------------------------------------------------------------------------------------
End of                             Accumu-      Cash                          Accumu-      Cash
Contract       Premium   Death     lated        Surr      Premium   Death     lated        Surr
Year     Age   Outlay    Benefit   Value        Value     Outlay    Benefit   Value        Value
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
1         41   $2,000    $150,000   $1,589       $0         $2,000    $150,000   $1,592       $0
--------------------------------------------------------------------------------------------------------
2         42   $2,000    $150,000   $3,276       $1,068     $2,000    $150,000   $3,298       $1,090
--------------------------------------------------------------------------------------------------------
3         43   $2,000    $150,000   $5,086       $2,878     $2,000    $150,000   $5,127       $2,919
--------------------------------------------------------------------------------------------------------
4         44   $2,000    $150,000   $7,013       $4,805     $2,000    $150,000   $7,095       $4,887
--------------------------------------------------------------------------------------------------------
5         45   $2,000    $150,000   $9,067       $6,859     $2,000    $150,000   $9,219       $7,011
--------------------------------------------------------------------------------------------------------
6         46   $2,000    $150,000   $11,261      $9,422     $2,000    $150,000   $11,512      $9,673
--------------------------------------------------------------------------------------------------------
7         47   $2,000    $150,000   $13,590      $12,118    $2,000    $150,000   $13,995      $12,524
--------------------------------------------------------------------------------------------------------
8         48   $2,000    $150,000   $16,084      $14,980    $2,000    $150,000   $16,683      $15,579
--------------------------------------------------------------------------------------------------------
9         49   $2,000    $150,000   $18,742      $18,006    $2,000    $150,000   $19,595      $18,859
--------------------------------------------------------------------------------------------------------
10        50   $2,000    $150,000   $21,581      $21,214    $2,000    $150,000   $22,751      $22,383
--------------------------------------------------------------------------------------------------------
15        55   $2,000    $150,000   $39,311      $39,311    $2,000    $150,000   $43,768      $43,768
--------------------------------------------------------------------------------------------------------
20        60   $2,000    $150,000   $64,446      $64,446    $2,000    $150,000   $76,777      $76,777
--------------------------------------------------------------------------------------------------------
25        65   $2,000    $150,000   $101,417     $101,417   $2,000    $155,577   $127,522     $127,522
--------------------------------------------------------------------------------------------------------
30        70   $2,000    $184,319   $158,896     $158,896   $2,000    $238,770   $205,836     $205,836
--------------------------------------------------------------------------------------------------------
60        100  $2,000    $1,822,573 $1,822,573   $1,822,573 $2,000    $2,841,804 $2,841,804   $2,841,804
--------------------------------------------------------------------------------------------------------

Values would be different from those shown above even if the actual gross annual rates of return averaged the assumed rate of return shown over a period of years but varied above or below that average during the period. The above values assume no loans or withdrawals are taken.

The hypothetical gross rates of return shown are illustrative only and should not be deemed as a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment experience of the Variable Account, and the allocations made to the Variable Account. We make no representations that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. This is an illustration. An illustration is not intended to predict actual performance. Rates of return and values set forth in the illustration are not guaranteed.

FLEXIBLE PREMIUM VARIABLE LIFE
Hypothetical Illustration
Based on 10% Rate of Return

                                    Issue Age:        40
                                   Risk Class:        Preferred Non-tobacco
                         Death Benefit Option:        Option 2 (Variable)
                                  Face Amount:        $150,000
                                          Sex:        Male
                              Annual Premiums:        $2,000

------------------------------------------------------------------------------------------------------
                        10% (9.33% net)                      10% (9.33% net)
                        Hypothetical Rate of Return          Hypothetical Rate of Return
                        & Maximum Charges                    & Current Charges
------------------------------------------------------------------------------------------------------
End of                                    Accumu-   Cash                        Accumu-    Cash
Contract                Premium  Death    lated     Surr     Premium  Death     lated      Surr
Year              Age   Outlay   Benefit  Value     Value    Outlay   Benefit   Value      Value
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
1                  41   $2,000   $151,585 $1,585    $0       $2,000   $151,588   $1,588     $0
------------------------------------------------------------------------------------------------------
2                  42   $2,000   $153,262 $3,262    $1,054   $2,000   $153,285   $3,285     $1,077
------------------------------------------------------------------------------------------------------
3                  43   $2,000   $155,057 $5,057    $2,849   $2,000   $155,099   $5,099     $2,891
------------------------------------------------------------------------------------------------------
4                  44   $2,000   $156,961 $6,961    $4,753   $2,000   $157,045   $7,045     $4,837
------------------------------------------------------------------------------------------------------
5                  45   $2,000   $158,982 $8,982    $6,774   $2,000   $159,138   $9,138     $6,930
------------------------------------------------------------------------------------------------------
6                  46   $2,000   $161,130 $11,130   $9,291   $2,000   $161,391   $11,391    $9,552
------------------------------------------------------------------------------------------------------
7                  47   $2,000   $163,396 $13,396   $11,925  $2,000   $163,822   $13,822    $12,350
------------------------------------------------------------------------------------------------------
8                  48   $2,000   $165,810 $15,810   $14,706  $2,000   $166,445   $16,445    $15,341
------------------------------------------------------------------------------------------------------
9                  49   $2,000   $168,364 $18,364   $17,627  $2,000   $169,277   $19,277    $18,540
------------------------------------------------------------------------------------------------------
10                 50   $2,000   $171,069 $21,069   $20,701  $2,000   $172,334   $22,334    $21,966
------------------------------------------------------------------------------------------------------
15                 55   $2,000   $187,384 $37,384   $37,384  $2,000   $192,447   $42,447    $42,447
------------------------------------------------------------------------------------------------------
20                 60   $2,000   $208,393 $58,393   $58,393  $2,000   $223,686   $73,686    $73,686
------------------------------------------------------------------------------------------------------
25                 65   $2,000   $234,088 $84,088   $84,088  $2,000   $269,656   $119,656   $119,656
------------------------------------------------------------------------------------------------------
30                 70   $2,000   $262,722 $112,722  $112,722 $2,000   $337,115   $187,115   $187,115
------------------------------------------------------------------------------------------------------
60                 100  $0       $0       $0        $0       $2,000   $1,818,840 $1,668,840 $1,668,840
------------------------------------------------------------------------------------------------------

Values would be different from those shown above even if the actual gross annual rates of return averaged the assumed rate of return shown over a period of years but varied above or below that average during the period. The above values assume no loans or withdrawals are taken.

The hypothetical gross rates of return shown are illustrative only and should not be deemed as a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment experience of the Variable Account, and the allocations made to the Variable Account. We make no representations that these hypothetical rates of return can be achieved for any one year or sustained over any period of time. This is an illustration. An illustration is not intended to predict actual performance. Rates of return and values set forth in the illustration are not guaranteed.

The date of this Supplement is October 1, 2005.

Please include this Supplement with your Prospectus.